Earnings per share (Tables)	12 Months Ended
Dec. 31, 2019
Earnings per share [abstract]
Schedule of income and share data used in the EPS calculations

	For the year ended
In thousands of EUR	December 31, 2019	December 31, 2018	December 31, 2017
Numerator
Loss for the year	(227,065)	(170,381)	(165,358)
Less: net loss attributable to non-controlling interest	(376)	(310)	(3,779)
Loss attributable to Equity of the Company	(226,689)	(170,071)	(161,579)
Denominator
Weighted average number of shares for basic EPS	140,655,697	94,963,796	94,963,796
Effects of dilution from:
Share options	8,419,896	6,497,213	3,119,765
Weighted average number of shares adjusted for the effect of dilution	149,075,593	101,461,009	98,083,561

Loss per share - basic	(1.61)	(1.79)	(1.70)
Loss per share - diluted	(1.52)	(1.68)	(1.65)